PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

Condensed financial information of WVS Financial Corp. is as follows:

CONDENSED BALANCE SHEET

	June 30,
	2019	2018

	(Dollars in Thousands)
ASSETS
Interest-earning deposits with subsidiary bank	$2,566	$2,104
Certificates of deposit	497	—
Investment in subsidiary bank	32,320	31,788
Other assets	722	178

TOTAL ASSETS	$36,105	$34,070

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	$56	$53
Stockholders’ equity	36,049	34,017

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$36,105	$34,070

Condensed Statement of Income

CONDENSED STATEMENT OF INCOME

	Year Ended June 30,
	2019	2018	2017

	(Dollars in Thousands)
INCOME
Interest on loans	$109	$94	$55
Dividend from subsidiary	2,450	1,600	1,300
Interest-earning deposits with subsidiary bank	3	2	2

Total income	2,562	1,696	1,357

OTHER OPERATING EXPENSE	129	127	121

Income before equity in undistributed earnings of subsidiary	2,433	1,569	1,236
Equity in undistributed earnings of subsidiary	329	540	344

Income before income taxes	2,762	2,109	1,580
Income tax benefit	(33)	(16)	(57)

NET INCOME	$2,795	$2,125	$1,637

Condensed Statement of Cash Flows
	Year Ended June 30,
	2019	2018	2017

	(Dollars in Thousands)
OPERATING ACTIVITIES
Net income	$2,795	$2,125	$1,637
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(329)	(540)	(344)
Amortization of unallocated ESOP shares	200	177	321
Other, net	(541)	(34)	(11)

Net cash provided by operating activities	2,125	1,728	1,503

INVESTING ACTIVITIES
Available for sale:
Purchases of investments	(497)	—	—

Net cash used for by investing activities	(497)	—	—

FINANCING ACTIVITIES
Cash dividends paid	(783)	(689)	(482)
Purchase of treasury stock	(383)	(622)	(359)
Increase in unallocated ESOP shares	—	(32)	(1,104)

Net cash used for financing activities	(1,166)	(1,343)	(1,945)

Increase (decrease) in cash and cash equivalents	462	385	(442)
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	2,104	1,719	2,161

CASH AND CASH EQUIVALENTS END OF YEAR	$2,566	$2,104	$1,719